Supplement Dated February 29, 2024
to the Thrivent Series Fund, Inc. Prospectus and Statement of Additional Information, each dated April 30, 2023, and to the Summary Prospectuses dated April 30, 2023, for the following Portfolios:
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Emerging Markets Equity Portfolio
Thrivent International Allocation Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Small Cap Growth Portfolio
Proposed Mergers:
The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Low Volatility Equity Portfolio and Thrivent Multidimensional Income Portfolio (the “Target Portfolios”) into Thrivent Global Stock Portfolio and Thrivent Opportunity Income Plus Portfolio, respectively. The merger is subject to approval by shareholders of the Target Portfolios at a special meeting of shareholders to be held on or about June 27, 2024. The merger, if approved by shareholders, will occur on or about July 26, 2024. The Target Portfolios and their corresponding subaccounts will be closed as new investment selections at the end of the day on April 30, 2024. If you already invest in a subaccount corresponding to the Target Portfolios, you can continue to invest in the subaccounts until the merger has been completed.
Portfolio Manager Changes:
1.The following portfolio management changes for the Thrivent Emerging Markets Equity Portfolio, Thrivent International Allocation Portfolio, Thrivent Mid Cap Growth Portfolio, and Thrivent Small Cap Growth Portfolio will be implemented effective immediately:
Thrivent Emerging Markets Equity Portfolio. Shu Guo has been named as a portfolio manager for the Portfolio. Mr. Guo is a Senior Portfolio Manager and has been with Thrivent since 2022. Noah J. Monsen, CFA and Jing Wang, CFA will continue to serve as portfolio managers for the Portfolio.
Thrivent International Allocation Portfolio. Shu Guo has been named as a portfolio manager for the Portfolio. Mr. Guo is a Senior Portfolio Manager and has been with Thrivent since 2022. Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA will continue to serve as portfolio managers for the Portfolio.
Thrivent Mid Cap Growth Portfolio. Michael P. Hubbard is no longer a portfolio manager for the Portfolio. Siddharth Sinha, CFA and Mark C. Militello, CFA will continue to serve as portfolio managers for the Portfolio.
Thrivent Small Cap Growth Portfolio. Patrick D. Farley has been named as a portfolio manager for the Portfolio. Mr. Farley is a Portfolio Manager and has been with Thrivent since 2018. Siddharth Sinha, CFA and Mark Militello, CFA are no longer portfolio managers for the Portfolio. Michael P. Hubbard will continue to serve as a portfolio manager for the Portfolio.
2.Effective immediately, the table under the heading “Thrivent Financial Portfolio Managers – Other Accounts Managed by the Thrivent Financial Portfolio Managers” in the “Investment Adviser and Portfolio Managers” section in the Statement of Additional Information is revised to include information as of December 31, 2023, for Mr. Farley and Mr. Guo.
	Other Registered Investment Companies(1)		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Patrick D. Farley	0	$0	0	$0
Shu Guo	0	$0	0	$0
(1)
The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed.

3.Effective immediately, the table under the heading “Thrivent Financial Portfolio Managers – Ownership in the Portfolios” in the “Investment Adviser and Portfolio Managers” section in the Statement of Additional Information is revised to include information as of December 31, 2023, for Mr. Farley and Mr. Guo.
Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
Patrick D. Farley	Thrivent Small Cap Growth Portfolio	None	Thrivent Small Cap Growth Fund	None	None
Shu Guo	Thrivent Emerging Markets Equity Portfolio	None	N/A	N/A	$10,001-$50,000
	Thrivent International Allocation Portfolio	None	Thrivent International Allocation Fund	None
(1)
Each fund listed is a series of Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
(2)
Ownership in Fund Complex includes investments in Thrivent Mutual Funds, Thrivent Series Fund, Inc., and Thrivent ETF Trust.
Please include this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information.
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